Provision for tax, civil and labor risks (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Provision for risks
Total possible losses	R$ 891,219	R$ 963,486
Civil
Provision for risks
Total possible losses	52,137	64,184
Labor
Provision for risks
Total possible losses	26,382	24,215
Tax
Provision for risks
Total possible losses	R$ 812,700	R$ 875,087